Long Term Assets	12 Months Ended
Dec. 31, 2019
Long Term Assets [Abstract]
LONG TERM ASSETS	NOTE 6:- LONG TERM ASSETS
	December 31
	2019	2018

Prepaid expenses related to SEDA (see Note 15a1)	$77	$112
Other	78	65

	$155	$177